Note 8 - Employee Defined Contribution Plan (Details Textual) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Defined Contribution Plan, Cost	$ 4	$ 4	$ 13	$ 11